Ultra-Small Company Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.52%
Communication Services - 2.34%
AdTheorent Holding Co.,
Inc.* 97,070 $ 311,595
Arena Group Holdings,
Inc. (The)*+ 32,100 37,878
Cineverse Corp.*+ 25,067 34,843
Cumulus Media, Inc.,
Class A* 38,500 138,215
DHI Group, Inc.* 135,100 344,505
Harte Hanks, Inc.* 12,746 95,340
Innovid Corp.* 102,129 254,301
LiveOne, Inc.* 33,700 65,715
Loop Media, Inc.* 61,200 22,424
Outbrain, Inc.* 147,138 581,195
Saga Communications,
Inc., Class A 6,700 149,477
Zedge, Inc., Class B* 16,700 46,259
2,081,747
Consumer Discretionary - 13.68%
1stdibs.com, Inc.* 38,266 228,065
Aaron's Co., Inc. (The) 48,600 364,500
Allbirds, Inc., Class A* 411,100 285,345
AMCON Distributing Co.+ 2,180 401,120
American Outdoor Brands,
Inc.* 8,400 73,920
American Public
Education, Inc.* 35,193 499,741
BARK, Inc.* 101,300 125,612
Beachbody Co., Inc. (The)* 6,109 58,646
Big 5 Sporting Goods
Corp. 32,700 115,104
CarParts.com, Inc.* 118,900 192,618
Cato Corp. (The), Class A 50,700 292,539
Conn's, Inc.* 38,000 127,300
Container Store Group,
Inc. (The)* 150,500 171,570
Duluth Holdings, Inc.,
Class B* 10,000 49,000
Educational Development
Corp.* 55,700 115,299
Envela Corp.* 10,000 46,200
Escalade, Inc. 3,700 50,875
Full House Resorts, Inc.* 22,300 124,211
GAN, Ltd.* 640,289 813,167
Kandi Technologies Group,
Inc.* 390,948 828,810
Lakeland Industries, Inc. 8,500 155,550
Lands' End, Inc.* 2,900 31,581
Lazydays Holdings, Inc.*+ 11,500 46,345
Lifetime Brands, Inc. 20,000 209,600
Industry Company Shares Value
Consumer Discretionary (continued)
Lincoln Educational
Services Corp.* 46,479 $ 480,128
Live Ventures, Inc.* 10,302 277,845
LL Flooring Holdings, Inc.* 88,500 161,955
PlayAGS, Inc.* 49,700 446,306
Potbelly Corp.* 22,000 266,420
RealReal, Inc. (The)*+ 947,000 3,702,770
Regis Corp.* 9,000 65,610
RumbleON, Inc., Class B* 32,631 210,796
Sportsman's Warehouse
Holdings, Inc.* 72,400 225,164
Strattec Security Corp.* 3,000 71,190
ThredUp, Inc., Class A* 129,400 258,800
Tilly's, Inc., Class A* 36,888 250,838
Universal Electronics, Inc.* 35,245 352,803
12,177,343
Consumer Staples - 1.77%
Farmer Bros Co.* 16,300 58,191
Lifevantage Corp. 25,900 156,695
Lifeway Foods, Inc.* 28,538 491,424
Limoneira Co. 1,985 38,827
Mama's Creations, Inc.* 22,467 112,335
Mannatech, Inc. 23,388 199,967
Natural Alternatives
International, Inc.* 50,300 306,327
Natural Health Trends
Corp. 7,600 50,920
Nature's Sunshine
Products, Inc.* 7,600 157,852
1,572,538
Energy - 8.55%
American Resources
Corp.*+ 227,618 320,941
Amplify Energy Corp.* 298,300 1,971,763
Barnwell Industries, Inc. 80,030 188,871
Energy Services of
America Corp. 49,500 408,375
Epsilon Energy, Ltd.+ 225,397 1,238,557
Evolution Petroleum Corp. 38,833 238,435
Forum Energy
Technologies, Inc.* 2,300 45,954
Geospace Technologies
Corp.*+ 5,800 76,502
Gran Tierra Energy, Inc.*+ 190,393 1,359,406
Hallador Energy Co.* 57,100 304,343
Independence Contract
Drilling, Inc.* 19,380 36,047
KLX Energy Services
Holdings, Inc.* 102,872 796,229

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
NCS Multistage Holdings,
Inc.* 700 $ 11,207
PHX Minerals, Inc. 22,880 78,021
PrimeEnergy Resources
Corp.* 4,300 431,075
Smart Sand, Inc.* 55,918 106,803
7,612,529
Financials - 15.47%
AG Mortgage Investment
Trust, Inc. 104,126 637,251
AmeriServ Financial, Inc. 15,000 39,000
Ames National Corp. 16,500 332,970
Atlantic American Corp. 76,661 205,451
Bankwell Financial Group,
Inc. 2,200 57,068
BayCom Corp. 3,900 80,379
California BanCorp* 1,900 41,800
Central Valley Community
Bancorp 27,121 539,437
CF Bankshares, Inc. 4,800 95,856
Chemung Financial Corp. 11,250 477,900
Citizens Community
Bancorp, Inc. 43,900 533,385
Codorus Valley Bancorp,
Inc. 17,427 396,639
Colony Bankcorp, Inc. 23,265 267,548
Community West
Bancshares+ 5,000 77,400
Consumer Portfolio
Services, Inc.*+ 54,359 410,954
Evans Bancorp, Inc. 6,365 190,059
Finward Bancorp 1,442 35,473
Finwise Bancorp* 9,700 97,485
First Community Corp. 13,237 230,721
FS Bancorp, Inc. 5,334 185,143
FVCBankcorp, Inc.*+ 53,165 647,550
Investar Holding Corp. 23,165 378,979
Katapult Holdings, Inc.* 3,300 38,478
LCNB Corp. 17,792 283,604
Manhattan Bridge Capital,
Inc. 15,216 76,993
Medallion Financial Corp. 46,659 369,073
Meridian Corp. 9,843 97,643
National Bankshares, Inc. 4,137 138,217
Northeast Community
Bancorp, Inc. 4,800 75,504
Norwood Financial Corp. 4,414 120,105
Oak Valley Bancorp 32,464 804,458
Ocwen Financial Corp.* 1,700 45,917
OP Bancorp 35,254 351,835
Industry Company Shares Value
Financials (continued)
Parke Bancorp, Inc. 4,167 $ 71,777
Paysign, Inc.* 137,470 503,140
PCB Bancorp 3,229 52,730
Peoples Bancorp of North
Carolina, Inc. 7,200 200,520
Plumas Bancorp 1,551 57,061
Portman Ridge Finance
Corp. 11,300 214,474
Primis Financial Corp. 67,900 826,343
Princeton Bancorp, Inc. 11,900 366,282
Sachem Capital Corp. 21,100 94,106
Security National Financial
Corp., Class A* 178,084 1,408,644
Southern States
Bancshares, Inc. 3,800 98,496
Third Coast Bancshares,
Inc.* 27,859 557,737
Timberland Bancorp, Inc. 16,962 456,617
US Global Investors, Inc.,
Class A 3,753 10,433
Virginia National
Bankshares Corp. 10,208 307,261
Western New England
Bancorp, Inc. 16,097 123,464
William Penn Bancorp 5,200 64,220
13,773,580
Health Care - 27.41%
American Shared Hospital
Services* 209,067 616,748
Athira Pharma, Inc.* 46,793 128,213
Avita Medical, Inc.*+ 3,900 62,517
Avrobio, Inc.* 141,400 180,992
Bolt Biotherapeutics, Inc.* 26,000 36,400
CareCloud, Inc.* 211,251 245,051
Chimerix, Inc.* 860,124 911,731
Cidara Therapeutics, Inc.* 60,060 55,255
ClearPoint Neuro, Inc.*+ 66,992 455,546
Co.-Diagnostics, Inc.* 272,900 305,648
Codexis, Inc.* 36,400 127,036
Context Therapeutics, Inc.* 105,809 146,016
Cumberland
Pharmaceuticals, Inc.* 233,068 391,554
CytomX Therapeutics, Inc.* 254,724 555,298
Dominari Holdings, Inc.* 20,500 50,225
Electromed, Inc.* 77,990 1,259,539
Eton Pharmaceuticals,
Inc.*+ 178,762 670,358
Eyenovia, Inc.* 3,700 3,648
EyePoint Pharmaceuticals,
Inc.* 48,000 992,160

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
FONAR Corp.* 45,200 $ 965,472
G1 Therapeutics, Inc.* 21,143 91,338
Generation Bio Co.* 141,600 576,312
Harvard Bioscience, Inc.* 75,483 320,048
iCAD, Inc.* 74,600 120,106
Inozyme Pharma, Inc.* 14,400 110,304
Invivyd, Inc.*+ 211,800 940,392
Joint Corp. (The)* 4,200 54,852
Kewaunee Scientific Corp.* 16,900 575,445
Kronos Bio, Inc.* 192,775 250,608
LifeMD, Inc.* 136,257 1,400,722
Lineage Cell Therapeutics,
Inc.* 324,200 479,816
MEI Pharma, Inc. 26,869 107,476
Mersana Therapeutics,
Inc.* 232,300 1,040,704
Milestone Scientific, Inc.* 243,700 151,825
Nkarta, Inc.* 149,467 1,615,738
Ocuphire Pharma, Inc.*+ 92,936 186,801
OptimizeRx Corp.* 111,000 1,348,650
Optinose, Inc.* 55,400 80,884
Ovid therapeutics, Inc.* 15,600 47,580
Passage Bio, Inc.* 416,042 561,657
Phio Pharmaceuticals
Corp.* 23,486 15,970
Prelude Therapeutics, Inc.* 29,000 137,460
Pro-Dex, Inc.* 1,700 29,835
ProPhase Labs, Inc.*+ 14,289 92,450
Protara Therapeutics, Inc.* 24,800 99,448
Pulmatrix, Inc.* 9,700 16,199
Pyxis Oncology, Inc.* 115,900 493,734
Quince Therapeutics, Inc.* 33,495 35,505
Quipt Home Medical
Corp.* 9,500 41,515
Relmada Therapeutics,
Inc.*+ 114,877 534,178
Retractable Technologies,
Inc.* 66,434 79,721
Rigel Pharmaceuticals,
Inc.* 169,200 250,416
scPharmaceuticals, Inc.*+ 85,000 426,700
Seer, Inc.* 243,243 462,162
Semler Scientific, Inc.* 20,676 603,946
Sensus Healthcare, Inc.* 23,700 90,060
Societal CDMO, Inc.* 202,500 218,700
SunLink Health Systems,
Inc.* 192,800 140,744
Sunshine Biopharma, Inc.* 286,100 17,309
Sutro Biopharma, Inc.*+ 105,500 596,075
Tourmaline Bio, Inc. 15,267 349,614
Ventyx Biosciences, Inc.* 8,000 44,000
Vincerx Pharma, Inc.* 10,000 50,600
Industry Company Shares Value
Health Care (continued)
Werewolf Therapeutics,
Inc.* 3,000 $ 19,440
XBiotech, Inc.*+ 65,041 528,783
Y-mAbs Therapeutics, Inc.* 49,900 811,374
24,406,603
Industrials - 10.61%
Acme United Corp.+ 27,485 1,291,520
Alpha Pro Tech, Ltd.* 8,900 55,536
American Superconductor
Corp.* 98,500 1,330,735
ARC Document Solutions,
Inc. 294,950 817,012
Asure Software, Inc.* 22,900 178,162
Avalon Holdings Corp.,
Class A* 14,700 32,782
Byrna Technologies, Inc.*+ 61,771 860,470
DLH Holdings Corp.* 83,220 1,104,329
Gencor Industries, Inc.* 3,500 58,415
Graham Corp.* 13,500 368,280
Hudson Global, Inc.* 10,958 193,409
Hurco Cos., Inc. 3,500 70,560
Hydrofarm Holdings
Group, Inc.* 79,700 86,076
Innodata, Inc.*+ 11,200 73,920
Innovative Solutions and
Support, Inc.* 2,700 19,764
L B Foster Co., Class A* 9,056 247,319
Limbach Holdings, Inc.* 3,100 128,402
LS Starrett Co. (The),
Class A* 27,401 435,402
Mastech Digital, Inc.* 13,697 123,273
Matrix Service Co.* 12,800 166,784
Mistras Group, Inc.* 29,100 278,196
Novusterra, Inc.*
∆
#+ 25,745 772
Perma-Fix Environmental
Services, Inc.* 22,100 262,769
Pioneer Power Solutions,
Inc.* 51,600 294,636
Quest Resource Holding
Corp.* 9,700 83,226
Skillsoft Corp.* 24,490 220,410
Spire Global, Inc.*+ 6,307 75,684
Steel Connect, Inc.* 4,114 38,754
Sunworks, Inc.* 302,073 12,113
Taylor Devices, Inc.* 2,100 104,517
Twin Disc, Inc. 4,401 72,749
Virco Mfg. Corp. 17,600 192,368

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Willis Lease Finance
Corp.* 3,290 $ 163,250
9,441,594
Information Technology - 9.50%
Airgain, Inc.* 17,200 93,740
Applied Optoelectronics,
Inc.*+ 39,300 544,698
Astrotech Corp.* 4,700 40,984
AudioEye, Inc.* 663 6,637
Brightcove, Inc.* 87,600 169,944
Cemtrex, Inc.*+ 18,929 79,502
Coda Octopus Group,
Inc.* 2,900 16,733
CPI Card Group, Inc.* 2,400 42,864
Daktronics, Inc.* 24,100 240,036
Ebix, Inc.*+ 342,900 342,900
eGain Corp.* 23,200 149,640
Immersion Corp. 113,100 845,988
inTEST Corp.* 62,134 823,275
Issuer Direct Corp.* 5,268 68,063
Iteris, Inc.* 99,800 493,012
Key Tronic Corp.* 18,100 84,346
Lantronix, Inc.* 39,400 140,264
Magnachip Semiconductor
Corp.* 33,100 184,698
Mind CTI, Ltd. 5,600 10,528
Neonode, Inc.* 25,123 35,172
Porch Group, Inc.* 155,233 669,054
Quantum Corp.* 84,800 50,464
Rekor Systems, Inc.* 106,400 243,656
ReposiTrak, Inc.+ 49,427 783,418
RF Industries, Ltd.* 29,696 92,058
Rimini Street, Inc.*+ 165,900 540,834
SigmaTron International,
Inc.* 70,800 257,004
Synchronoss
Technologies, Inc.* 37,834 315,914
Taitron Components, Inc.,
Class A 68,200 219,604
Telos Corp.* 56,800 236,288
TSR, Inc.*+ 5,328 42,198
Universal Security
Instruments, Inc.* 89,980 142,618
Upland Software, Inc.* 53,500 165,315
WeTrade Group, Inc.*+ 32,163 154,382
WM Technology, Inc.* 36,600 48,678
Wrap Technologies, Inc.*+ 38,400 86,784
8,461,293
Industry Company Shares Value
Materials - 5.62%
Ampco-Pittsburgh Corp.* 58,032 $ 125,929
Arq, Inc.* 296,164 1,919,143
Ascent Industries Co.* 6,700 68,273
Flexible Solutions
International, Inc. 55,300 103,964
Friedman Industries, Inc. 85,021 1,593,294
Gulf Resources, Inc.* 81,460 120,561
Northern Technologies
International Corp. 252 3,389
Rayonier Advanced
Materials, Inc.* 223,900 1,070,242
5,004,795
Real Estate - 4.01%
Alpine Income Property
Trust, Inc. 67,794 1,035,893
AMREP Corp.* 28,100 653,044
Clipper Realty, Inc. 42,763 206,545
Douglas Elliman, Inc. 1,009,016 1,594,245
LuxUrban Hotels, Inc.*+ 55,100 76,038
3,565,765
Utilities - 0.56%
Cadiz, Inc.*+ 112,200 325,380
Spruce Power Holding
Corp.* 42,962 170,559
495,939
TOTAL COMMON STOCKS - 99.52% 88,593,726
(Cost $81,322,540)
.
Rights - 0.00%
Enliven Therapeutics, Inc.,
CVR*
∆
#+++ 18,900 —
TOTAL RIGHTS - 0.00% —
(Cost $ — )
.
Warrants - 0.00%
Imperalis Holding Corp.,
expiring 04/13/28* 258,500 517
TOTAL WARRANTS - 0.00% 517
(Cost $ — )

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.36%
Fidelity Investments Money
Market Government
Portfolio Class I 5.21% 322,174
$ 322,174
TOTAL MONEY MARKET FUND - 0.36% 322,174
(Cost $322,174)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 7.07%
Dreyfus Institutional
Preferred Government
Money Market Fund** 5.27% 6,296,960
6,296,960
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 7.07% 6,296,960
(Cost $6,296,960)
TOTAL INVESTMENTS
-
106.95%
$ 95,213,377
(Cost $87,941,674)
Liabilities in Excess of Other Assets - (6.95%) (6,184,637)
NET ASSETS - 100.00% $ 89,028,740
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $772, which is
0.00% of total net assets.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2024.
^ Rate disclosed as of March 31, 2024.
+ This security or a portion of the security is out on loan as of
March 31, 2024. Total loaned securities had a value of
$6,835,701 as of March 31, 2024.
+++ No stated maturity date.
CVR - Contingent Value Right

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2024 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 3/31/2024:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Industrials $ 9,440,822 $ – $ 772 $ 9,441,594
Other Industries (a) 79,152,132 – – 79,152,132
Total Common Stocks 88,592,954 – 772 88,593,726
Rights – – 0 0
Warrants 517 – – 517
Money Market Fund 322,174 – – 322,174
Investments Purchased With Cash Proceeds From Securities
Lending 6,296,960 – – 6,296,960
TOTAL
$95,212,605 $– $772 $95,213,377
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2023 $ – $ 0 $ 0
Purchases/Issuances 772 – 772
Sales/Expirations – – –
Return of Capital – – –
Realized Gain/(Loss) – – –
Change in unrealized Appreciation/(Depreciation) – – –
Transfers in – – –
Transfers out – – –
Balance as of 03/31/2024 $ 772 $ 0 $ 772
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2024 $ – $ – $ –